SHARE-BASED COMPENSATION - Narrative (Details) € / shares in Units, € in Millions	1 Months Ended								12 Months Ended
	Jul. 31, 2023 shares € / shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares € / shares	Apr. 30, 2022 shares	May 31, 2020 shares	Apr. 30, 2020	Apr. 30, 2019	May 31, 2018	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares
Share Based Payment Plans [line items]
Expense from share-based payment transactions with employees | €									€ 20	€ 18	€ 15
PSUs
Share Based Payment Plans [line items]
Share based compensation, vesting period									3 years
Total shareholder return (TSR) percentage achieved						174.00%	200.00%	182.90%
Shares granted (in shares)		1,701,233		1,849,268	1,161,718
Share price at grant date (in EUR per share) | € / shares									€ 15.23	€ 17.11
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier									0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier									200.00%
RSUs
Share Based Payment Plans [line items]
Shares granted (in shares)									701,976	556,360
RSUs | Certain Employees And Chief Financial Officer
Share Based Payment Plans [line items]
Shares granted (in shares)			645,675
Vesting period on the grant date			3 years
Share price at grant date (in EUR per share) | € / shares			€ 15.23
RSUs | Certain Employees
Share Based Payment Plans [line items]
Shares granted (in shares)	56,301
Vesting period on the grant date			3 years
Share price at grant date (in EUR per share) | € / shares	€ 15.60
RSUs | Board Members
Share Based Payment Plans [line items]
Shares granted (in shares)									0	0	0